UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22027
FundVantage Trust
(Exact name of registrant as specified in charter)

103 Bellevue Parkway
Wilmington, DE 19809
(Address of principal executive offices) (ZIP code)

Joel L. Weiss
JW Fund Management LLC
1636 N. Cedar Crest Blvd.
Suite #161
Allentown, PA 18104
(Name and address of agent for service)

Registrant's telephone number, including area code:
856-528-3500
Date of fiscal year end:
April 30
Date of reporting period:
April 30, 2025
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Private Capital Management Value Fund
Class I | VFPIX
Annual Shareholder Report — April 30, 2025
This annual shareholder report contains important information about the Private Capital Management Value Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.private‑cap.com/prospectus‑and‑documents/. You can also request this information by contacting us at (888) 568‑1267.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Private Capital Management Value Fund (Class I / VFPIX)	$135	1.20%
Management's Discussion of Fund Performance
For the 12-month period ended April 30, 2025 (the “Reporting Period”), the Private Capital Management Value Fund (VFPIX) returned 24.44%, dramatically outpacing the 6.6% return posted by the Russell 1000® Equal Weight Index and the 0.9% gain reported by the small-cap Russell 2000® Index.
As Fund investors are aware, VFPIX’s return variance from benchmark results is unsurprising.  Rather than seeking to replicate benchmark returns – which is the mandate for “passive” investments – VFPIX seeks to outperform its passive benchmark over multi-year periods by building a portfolio the Fund management team believes offers strong return potential and defensive characteristics. We do this through a high conviction, small-cap portfolio generally comprised of up to 35 investments.  The underlying research is proprietary and seeks to understand our companies’ fundamentals, financials, and operational leadership teams.  By investing in businesses trading at material discounts to their intrinsic value along with a 3+ year time horizon to see fair value recognized, we are able to focus on long-term, tax-efficient outcomes.
VFPIX’s process and portfolio should appeal to patient investors who are willing to accept benchmark variance in exchange for the potential to see material long-term excess returns.  The Fund will frequently maintain more than 50% of its invested capital in its top-10 positions, which means that each investment has the capacity to be impactful to overall Fund results.  From a diversification perspective, the Fund concluded the Reporting Period with portfolio investments spread across nine investment sectors, including most prominently Financials, Communication Services, Health Care, Information Technology, Industrials and Consumer Discretionary.  The Fund’s most significant sector contributors over the Reporting Period were Health Care (13.5%), Financials (11.0%) and Information Technology (4.7%), while its largest detracting sectors were Materials (-2.2%), Consumer Discretionary (-1.9%) and Communication Services (-0.5%).
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Private Capital Management Value Fund’s Class I vs. the Russell 1000® Equal Weight Index and the Russell 2000® Index.
Growth of $ 10,000
For the years April 30, 2015 through April 30, 2025
Average Annual Total Returns	1 Year	5 Years	10 Years
Class I	24.44%	23.07%	8.69%
Russell 1000® Equal Weight Index*	6.56%	11.99%	7.88%
Russell 2000® Index	0.87%	9.88%	6.32%
*	The Fund has designated the Russell 1000® Equal Weight Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of April 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$65,050,690
Total number of portfolio holdings	30
Total advisory fee paid, net	$423,631
Portfolio turnover rate as of the end of the reporting period	25%
Portfolio Holdings Summary Table (as of April 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
SECTOR ALLOCATION*
Financials	25.7%
Communication Services	13.9%
Health Care	13.4%
Information Technology	12.7%
Industrials	8.7%
Consumer Discretionary	6.6%
Energy	3.0%
Real Estate	2.3%
Materials	0.4%
Short-Term Investment	13.4%
Liabilities in Excess of Other Assets	(0.1)%
TOTAL	100.0%
*
The Fund is a diversified fund, but nevertheless has invested a significant portion of its assets in the securities of a small number of issuers, which may cause the Fund’s value to fluctuate more widely than some other diversified funds. As a result of the Fund’s investment approach and the relative price movements of certain Fund holdings, at times the Fund’s holdings profile may approximate a portfolio of securities with percentage weightings typically associated with a non-diversified fund.

Material Fund Changes During the Period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.private-cap.com/prospectus-and-documents/.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (888) 568-1267, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Private Capital Management Value Fund Class I (VFPIX)
Annual Shareholder Report — April 30, 2025
VFPIX-04/25-AR

(b)	Not applicable.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

The Audit Committee of the Board of Trustees currently is comprised of Robert J. Christian, Iqbal Mansur, Nicholas M. Marsini, Jr., Nancy B. Wolcott and Stephen M. Wynne, each of whom is considered “independent” within the meaning set forth under Item 3 of Form N-CSR. The Board of Trustees has determined that Mr. Wynne is an “audit committee financial expert” as such term is defined by Item 3 of Form N-CSR.

The Registrant’s Board of Trustees has determined that Mr. Wynne acquired the attributes necessary to be considered an audit committee financial expert through his experience as a chief executive officer (and other senior-level accounting and/or financial positions) of several large financial institutions and because he has co-authored a text book on mutual fund accounting.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant, PricewaterhouseCoopers, LLP, for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $559,045 for the fiscal year ending April 30, 2025 and $495,400 for the fiscal year ending April 30, 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant, PricewaterhouseCoopers, LLP, that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for the fiscal year ending April 30, 2025 and $0 for the fiscal year ending April 30, 2024.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant, PricewaterhouseCoopers, LLP, for tax compliance, tax advice, and tax planning were $8,880 for the fiscal year ending April 30, 2025 and $7,170 for the fiscal year ending April 30, 2024. These fees were for India tax compliance services.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, PricewaterhouseCoopers, LLP, other than the services reported in paragraphs (a) through (c) of this Item are $0 for the fiscal year ending April 30, 2025 and $0 for the fiscal year ending April 30, 2024.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant’s Audit Committee Charter requires the Audit Committee to (i) (a) approve prior to appointment the engagement of independent registered public accounting firm to annually audit and provide their opinion on the Registrant’s financial statements, (b) recommend to the Independent Trustees the selection, retention or termination of the Registrant’s independent registered public accounting firm and, (c) in connection therewith, to review and evaluate matters potentially affecting the independence and capabilities of the independent registered public accounting firm; and (ii) to approve prior to appointment the engagement of the independent registered public accounting firm to provide other audit services to the Registrant, or to provide non-audit services to the Registrant, its series, an investment adviser to its series or any entity controlling, controlled by, or under common control with an investment adviser to its series (“adviser-affiliate”) that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The Audit Committee will not approve non-audit services that the Audit Committee believes may impair the independence of the Registrant’s independent registered public accountant. The Audit Committee may delegate, to the extent permitted by law, pre-approved responsibilities to one or more members of the Audit Committee who shall report to the full Audit Committee.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

            (b) Not applicable.

            (c) 100%

            (d) Not applicable.

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant, PricewaterhouseCoopers, LLP, for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $0 for the fiscal year ending April 30, 2025 and $0 for the fiscal year ending April 30, 2024.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Private Capital Management Value Fund
of
FundVantage Trust
Class I
Annual Financials and Additional Information
April 30, 2025
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

PRIVATE CAPITAL MANAGEMENT VALUE FUND
Portfolio of Investments
April 30, 2025
	Number of Shares	Value
COMMON STOCKS — 86.7%
Communication Services — 13.9%
Perion Network Ltd. (Israel)*	240,680	$ 2,245,545
QuinStreet, Inc.*	329,439	5,771,771
Vivid Seats, Inc., Class A*	356,420	1,001,540
		9,018,856
Consumer Discretionary — 6.6%
Lakeland Industries, Inc.	84,708	1,383,282
Motorcar Parts of America, Inc.*	87,453	779,206
Target Hospitality Corp.*	313,415	2,131,222
		4,293,710
Energy — 3.0%
Secure Waste Infrastructure Corp. (Canada)	207,420	1,966,342
Financials — 25.7%
ACNB Corp.	23,620	989,914
BGC Group, Inc., Class A	300,450	2,722,077
ECN Capital Corp. (Canada)	1,434,005	2,903,860
HomeTrust Bancshares, Inc.	19,435	663,511
Jefferies Financial Group, Inc.	35,985	1,681,579
KKR & Co., Inc.	21,925	2,505,370
Pioneer Bancorp, Inc.*	30,765	345,183
SmartFinancial, Inc.	36,714	1,116,840
Southern States Bancshares, Inc.	21,345	713,136
StoneX Group, Inc.*	19,853	1,758,237
Synovus Financial Corp.	29,834	1,292,409
		16,692,116
Health Care — 13.4%
Harrow, Inc.*	124,430	3,082,131
Lantheus Holdings, Inc.*	38,910	4,059,870
Ligand Pharmaceuticals, Inc.*	14,620	1,606,153
		8,748,154
Industrials — 8.7%
AerSale Corp.*	211,495	1,474,120
Astronics Corp.*	34,365	779,742
Barrett Business Services, Inc.	84,200	3,415,152
		5,669,014
Information Technology — 12.7%
Asure Software, Inc.*	323,112	3,282,818
	Number of Shares	Value
COMMON STOCKS — (Continued)
Information Technology — (Continued)
Information Services Group, Inc.	369,774	$ 1,434,723
Powerfleet, Inc.*	707,080	3,563,683
		8,281,224
Materials — 0.4%
Tronox Holdings PLC (United Kingdom)	45,307	245,111
Real Estate — 2.3%
International Workplace Group PLC (Jersey)	618,460	1,496,673
TOTAL COMMON STOCKS (Cost $36,055,106)		56,411,200
SHORT-TERM INVESTMENT — 13.4%
Money Market Fund — 13.4%
Dreyfus Treasury Securities Cash Management, Institutional Shares 4.15%(a)	8,688,093	8,688,093
TOTAL SHORT-TERM INVESTMENT (Cost $8,688,093)		8,688,093

TOTAL INVESTMENTS - 100.1% (Cost $44,743,199)		65,099,293
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(48,603)
NET ASSETS - 100.0%		$65,050,690

(a)	Rate periodically changes. Rate disclosed is the 7-day yield at April 30, 2025.
*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

PRIVATE CAPITAL MANAGEMENT VALUE FUND
Statement of Assets and Liabilities
April 30, 2025
Assets
Investments, at value (Cost $44,743,199)	$65,099,293
Receivables:
Capital shares sold	8,422
Dividends and interest	42,355
Prepaid expenses and other assets	14,966
Total Assets	65,165,036
Liabilities
Payables:
Audit fees	33,855
Investment adviser	26,743
Administration and accounting fees	15,380
Shareholder reporting fees	13,562
Transfer agent fees	8,860
Custodian fees	7,356
Capital shares redeemed	5,565
Accrued expenses	3,025
Total Liabilities	114,346
Contingencies and Commitments (Note 2)	—
Net Assets	$65,050,690
Net Assets Consisted of:
Capital stock, $0.01 par value	$38,138
Paid-in capital	43,429,941
Total distributable earnings	21,582,611
Net Assets	$65,050,690
Class I:
Net assets	$65,050,690
Shares outstanding	3,813,772
Net asset value, offering and redemption price per share	$17.06
The accompanying notes are an integral part of the financial statements.

PRIVATE CAPITAL MANAGEMENT VALUE FUND
Statement of Operations
For the Year Ended April 30, 2025
Investment income
Dividends	$711,956
Less: foreign taxes withheld	(14,001)
Total investment income	697,955
Expenses
Advisory fees(Note 2)	571,235
Administration and accounting fees(Note 2)	59,097
Legal fees	56,772
Trustees’ and officers’ fees(Note 2)	46,624
Transfer agent fees(Note 2)	45,473
Audit fees	34,166
Registration and filing fees	30,719
Shareholder reporting fees	30,410
Custodian fees(Note 2)	19,859
Other expenses	14,895
Total expenses before waivers and reimbursements	909,250
Less: waivers and reimbursements(Note 2)	(147,604)
Net expenses after waivers and reimbursements	761,646
Net investment loss	(63,691)
Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	6,021,595
Net realized gain from foreign currency transactions	146
Net change in unrealized appreciation on investments	6,940,494
Net change in unrealized depreciation on foreign currency translations	(31)
Net realized and unrealized gain on investments	12,962,204
Net increase in net assets resulting from operations	$12,898,513
The accompanying notes are an integral part of the financial statements.

PRIVATE CAPITAL MANAGEMENT VALUE FUND
Statements of Changes in Net Assets
	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024
Net increase/(decrease) in net assets from operations:
Net investment loss	$(63,691)	$(131,779)
Net realized gains from investments and foreign currency transactions	6,021,741	1,398,231
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	6,940,463	(2,057,179)
Net increase/(decrease) in net assets resulting from operations	12,898,513	(790,727)
Less dividends and distributions to shareholders from:
Total distributable earnings:
Class I	(5,615,629)	(392,465)
Net decrease in net assets from dividends and distributions to shareholders	(5,615,629)	(392,465)
Increase in net assets derived from capital share transactions (Note 4)	4,015,906	1,046,999
Total increase/(decrease) in net assets	11,298,790	(136,193)
Net assets
Beginning of year	53,751,900	53,888,093
End of year	$65,050,690	$53,751,900
The accompanying notes are an integral part of the financial statements.

PRIVATE CAPITAL MANAGEMENT VALUE FUND
Financial Highlights

Contained below is per share operating performance data for Class I shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Per Share Operating Performance
Net asset value, beginning of year	$14.92	$15.20	$13.79	$15.65	$8.80
Net investment income/(loss)(1)	(0.02)	(0.03)	(0.06)	0.79(2)	(0.05)
Net realized and unrealized gain/(loss) on investments	3.85	(0.15)	1.97	(0.61)	8.52
Total from investment operations	3.83	(0.18)	1.91	0.18	8.47
Dividends and distributions to shareholders from:
Net investment income	—	—	(0.17)	(0.72)	—
Net realized capital gains	(1.69)	(0.10)	(0.33)	(1.34)	(1.62)
Total dividends and distributions to shareholders	(1.69)	(0.10)	(0.50)	(2.06)	(1.62)
Redemption fees	0.00(3)	0.00(3)	0.00(3)	0.02	0.00(3)
Net asset value, end of year	$17.06	$14.92	$15.20	$13.79	$15.65
Total investment return(4)	24.44%	(1.16)%	13.96%	(0.16)%	101.74%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$65,051	$53,752	$53,888	$35,434	$33,657
Ratio of expenses to average net assets	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of expenses to average net assets without waivers and reimbursements(5)	1.43%	1.42%	1.67%	1.73%	2.06%
Ratio of net investment income/(loss) to average net assets	(0.10)%	(0.23)%	(0.43)%	5.01%(2)	(0.38)%
Portfolio turnover rate	25%	22%	6%	26%	20%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Investment income/(loss) per share reflects special dividends received during the year which amounted to $0.42 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 2.34%.
(3)	Amount is less than $0.005 per share.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
The accompanying notes are an integral part of the financial statements.

PRIVATE CAPITAL MANAGEMENT VALUE FUND
Notes to Financial Statements
April 30, 2025
1. Organization and Significant Accounting Policies
The Private Capital Management Value Fund (the “Fund”) is operating as a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on May 28, 2010. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares: Class C, Class I and Class R Shares. A 1.00% contingent deferred sales charge (“CDSC”) will be assessed when Class C shares are redeemed within 12 months after initial purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker dealer was not paid a commission at the time of initial purchase. As of April 30, 2025, the Class C shares and the Class R shares have not yet commenced operations.
The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation – The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as "valuation designee" under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

PRIVATE CAPITAL MANAGEMENT VALUE FUND
Notes to Financial Statements (Continued)
April 30, 2025
The following is a summary of the inputs used, as of April 30, 2025, in valuing the Fund's investments carried at fair value:
	Total Value at 04/30/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Common Stocks*	$56,411,200	$56,411,200	$—	$—
Short-Term Investment*	8,688,093	8,688,093	—	—
Total Assets	$65,099,293	$65,099,293	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.
For the year ended April 30, 2025, there were no transfers in or out of Level 3.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The Fund may be subject to foreign taxes on certain foreign investments. The Fund will accrue such taxes and reclaims, as applicable, based upon the current interpretation of tax rules and regulations that exist in the market in which the Fund invests. General expenses of the Trust are generally allocated to each fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.
Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

PRIVATE CAPITAL MANAGEMENT VALUE FUND
Notes to Financial Statements (Continued)
April 30, 2025
Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.
The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currency transactions in the Statement of Operations.
Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
Recent Accounting Pronouncement — The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures during the year. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund operates as a single reporting entity, meaning all its business activities are considered one business segment for financial reporting purposes.
The Chief Operating Decision Maker (“CODM”) is the Adviser and the Principal Executive Officer ("PEO") and the Principal Financial Officer ("PFO") of the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Currency Risk — The Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund's NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund's holdings in foreign securities.
Common Stock Risk — The Fund invests a substantial portion of its assets in common stocks. The value of the Fund’s portfolio will be affected by changes in stock markets. Common stock represents an equity (ownership) interest in a company or other entity. At times, the stock markets can be volatile, and stock prices can change drastically. This market risk will affect the Fund’s net asset value, which will fluctuate as the values of the Fund’s portfolio securities and other assets change. In addition, other factors can adversely affect a particular stock’s price. Not all of these factors nor their affects can be predicted.

PRIVATE CAPITAL MANAGEMENT VALUE FUND
Notes to Financial Statements (Continued)
April 30, 2025
2. Transactions with Related Parties and Other Service Providers
Private Capital Management, LLC (the “Adviser”) serves as the investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.90% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions do not exceed 1.20% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2025, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.
As of April 30, 2025, the amount of potential recovery was as follows:
Expiration
04/30/2026	04/30/2027	04/30/2028	Total
$198,031	$125,949	$147,604	$471,584
For the year ended April 30, 2025, the Adviser earned advisory fees of $571,235 and waived fees of $147,604.
The Fund has not recorded a commitment or contingent liability at April 30, 2025.
Other Service Providers
The Bank of New York Mellon (“BNY”) serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, on behalf of the Fund, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Fund and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Fund for these services are included in Transfer agent fees in the Statement of Operations.
Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.
JW Fund Management LLC (“JWFM”) provides a PEO and PFO to the Trust. Chenery Compliance Group, LLC (“Chenery”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Chenery are compensated for their services provided to the Trust.

PRIVATE CAPITAL MANAGEMENT VALUE FUND
Notes to Financial Statements (Continued)
April 30, 2025
3. Investment in Securities
For the year ended April 30, 2025, aggregated purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:
	Purchases	Sales
Investment Securities	$14,145,034	$23,111,390
4. Capital Share Transactions
For the years ended April 30, 2025 and 2024, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Year Ended April 30, 2025		For the Year Ended April 30, 2024
	Shares	Amount	Shares	Amount
Class I*
Sales	948,244	$17,314,363	1,586,290	$23,813,367
Reinvestments	294,129	5,614,912	27,098	392,384
Redemption Fees	—	1,938	—	2,938
Redemptions	(1,030,829)	(18,915,307)	(1,555,600)	(23,161,690)
Net increase	211,544	$4,015,906	57,788	$1,046,999

*	There is a 2.00% redemption fee that may be charged on shares redeemed which have been held 30 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.
5. Federal Tax Information
The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
Distributions are determined in accordance with federal income tax regulations, which may differ in amount or character from net investment income and realized gains for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the components of net assets based on the tax treatment; temporary differences do not require reclassifications. These temporary differences are primarily due to PFICs marked to market. For the year ended April 30, 2025, there were reclassifications between components of total distributable earnings. These permanent differences were primarily attributable to reclasses from ordinary income to capital gain and short-term gain netted against current year net operating loss. Net assets were not affected by these adjustments.
For the year ended April 30, 2025, the tax character of distributions paid by the Fund was $1,444,059 of ordinary income dividends and $4,171,570 of long-term capital gains dividends. For the year ended April 30, 2024, the tax character of distributions paid by the Fund was $110 of ordinary income dividends and $392,355 of long-term capital gains dividends. Distributions from net investment income and short-term gains are treated as ordinary income for federal income tax purposes.

PRIVATE CAPITAL MANAGEMENT VALUE FUND
Notes to Financial Statements (Concluded)
April 30, 2025
As of April 30, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)
$1,455,346	$20,127,265

The differences between the book and tax basis components of distributable earnings relate primarily to wash sale loss deferrals and partnerships.
At April 30, 2025, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:
Federal Tax Cost	$44,971,989
Unrealized Appreciation	21,360,718
Unrealized Depreciation	(1,233,414)
Net Unrealized Appreciation	$20,127,304
Accumulated capital losses represent net capital loss carryforwards as of April 30, 2025 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2025, the Fund did not have any capital loss carryforwards.
6. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

PRIVATE CAPITAL MANAGEMENT VALUE FUND
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of FundVantage Trust and Shareholders of Private Capital Management Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Private Capital Management Value Fund (one of the funds constituting FundVantage Trust, referred to hereafter as the “Fund”) as of April 30, 2025, the related statement of operations for the year ended April 30, 2025, the statements of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2025 and the financial highlights for each of the five years in the period ended April 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
June 27, 2025
We have served as the auditor of one or more Private Capital Management, LLC investment companies since 2011.

PRIVATE CAPITAL MANAGEMENT VALUE FUND
Shareholder Tax Information
(Unaudited)
The Fund is required by Subchapter M of the Internal Revenue Code, to advise its shareholders of the U.S. federal tax status of distributions received by the Fund’s shareholders in respect of such fiscal year. During the fiscal year ended April 30, 2025, the Fund paid $1,444,059 of ordinary income dividends, and $4,171,570 of long-term capital gain dividends to its shareholders. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.
The Fund designates 47.31% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percentage of ordinary income dividends qualifying for the corporate dividends received deduction is 56.30%.
The Fund designates 100% of the ordinary income distributions as qualified short-term gain pursuant to the American Jobs Creation Act 2004.
The Fund designated $5,626,916 as long-term capital gains distributions during the year ended April 30, 2025. Distributable long-term gains are based on net realized long-term gains determined on a tax basis and may differ from such amounts for financial reporting purposes.
All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.
Because the Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2025. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns will be made in conjunction with Form 1099-DIV and will be mailed in January 2026.
Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by a Fund, if any.
In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.
Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in a Fund.

PRIVATE CAPITAL MANAGEMENT VALUE FUND
Other Information
(Unaudited)
Proxy Voting
Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 568-1267 and on the Securities and Exchange Commission's (“SEC”) website at http://www.sec.gov.
Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to its reports on Form N-PORT. The Fund's portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.

PRIVATE CAPITAL MANAGEMENT VALUE FUND
Privacy Notice
(Unaudited)
The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.
We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.
To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.
If you have questions or comments about our privacy practices, please call us at (888) 568-1267.

Investment Adviser
Private Capital Management, LLC
8889 Pelican Bay Boulevard
Suite 500
Naples, FL 34108
Administrator
The Bank of New York Mellon
103 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Principal Underwriter
Foreside Funds Distributors LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042
Legal Counsel
Troutman Pepper Locke LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
PRI-0425

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Fund’s disclosure of remuneration items is included as part of the Annual Financials and Additional Information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act

(17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.
(a)(2) Not applicable.
(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.
(a)(4) Not applicable.
(a)(5) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)
Date: July 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)
Date: July 3, 2025
By (Signature and Title)*	/s/ Christine S. Catanzaro
Christine S. Catanzaro, Treasurer and
Chief Financial Officer
(principal financial officer)
Date: July 3, 2025

* Print the name and title of each signing officer under his or her signature.